Stock-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2019
Share-based Payment Arrangement [Abstract]
Summary of Activity of PSUs
The following table summarizes the activity of our PSU's for the six months ended June 30, 2019:

Period Granted	Performance Period	PSUs Outstanding at December 31, 2018	Performance based adjustment	PSUs Vested	PSUs Forfeited	PSUs Outstanding at June 30, 2019	Weighted Average Grant Date Fair Value
2016	2016 - 2019	677,607	299,499	(977,106)	—	—	$17.21
2017	2017 - 2020	467,349	—	—	(39,788)	427,561	$24.89
2018	2018 - 2021	450,034	—	—	(50,428)	399,606	$39.24
	Total	1,594,990	299,499	(977,106)	(90,216)	827,167